DISPOSAL OF BUSINESSES - Cash flows (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	2 Months Ended
	Oct. 31, 2017	Dec. 31, 2015	Oct. 31, 2015
Shanxi Huaxing
Analysis of the cash flows of cash and cash equivalents
Cash consideration received		¥ 705,444
Cash and bank balances disposed of		(114,794)
Net inflows of cash and cash equivalents in respect of the disposal of Shanxi Huaxing		¥ 590,650
Ningxia photovoltaic subsidiaries
Analysis of the cash flows of cash and cash equivalents
Cash and bank balances disposed of			¥ 189
Net outflows of cash and cash equivalents in respect of disposal			¥ (189)
Shandong Engineering
Analysis of the cash flows of cash and cash equivalents
Cash consideration received	¥ 387
Cash and bank balances disposed of	(123,530)
Net outflows of cash and cash equivalents in respect of disposal	¥ (123,143)